Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets
Development
costs
US$

Cost
At January 1, 2023	22,492,522
Additions	2,097,621
Exchange realignment	335,329

At December 31, 2023 and January 1, 2024	24,925,472
Additions	1,397,149
Exchange realignment	(603,511)

At December 31, 2024	25,719,110

Accumulated amortization and impairment
At January 1, 2023	8,085,850
Amortization provided during the year	6,202,250
Impairment during the year	3,105,507
Exchange realignment	237,782

At December 31, 2023 and January 1, 2024	17,631,389
Amortization provided during the year	3,021,933
Impairment during the year	4,541,074
Exchange realignment	(493,269)

At December 31, 2024	24,701,127

Net carrying amount
At December 31, 2024	1,017,983

At December 31, 2023	7,294,083